CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Interest expense	$ (275,453)	$ (30,802)	$ (285,661)	$ (16,073)
Old Main Combined
Debt Instrument	750,000
Debt Instrument, Principal Amount	1,497,073
Interest expense	$ 52,315
Shares Issuable upon conversion	6,197,552